Provisions (Tables)	12 Months Ended
Aug. 31, 2019
Disclosure of other provisions [abstract]
Schedule Of Provisions
13. PROVISIONS
	Asset retirementobligations	Restructuring(1)(2)	Other	Total
September 1, 2017	60	7	76	143
Additions	6	446	25	477
Accretion	1	–	–	1
Reversal	–	–	(13)	(13)
Payments	–	(177)	(7)	(184)
August 31, 2018	67	276	81	424
Additions	10	1	28	39
Accretion	1	–	–	1
Reversal(3)	–	(10)	–	(10)
Payments	–	(124)	(27)	(151)
August 31, 2019	78	143	82	303
Current	–	166	79	245
Long-term	67	110	2	179
August 31, 2018	67	276	81	424
Current	–	142	82	224
Long-term	78	1	–	79
August 31, 2019	78	143	82	303
(1) During 2017, the Company restructured certain operations within the Wireline segment and announced a realignment to integrate certain Consumer/Business operations and Freedom Mobile. In fiscal 2019, a total of $3 has been paid (2018 - $5).
(2) During the second quarter of fiscal 2018, the Company offered a voluntary departure program to a group of eligible employees and in the second half of 2018 additional changes to its organizational structure as part of a total business transformation initiative. In connection with the restructuring, the Company recorded $446 in 2018 primarily related to severance and employee related costs in respect of the approximate 3,300 affected employees. In fiscal 2019, a total of $121 has been paid (2018 - $172). The remaining costs are expected to be paid within the next 17 months.
(3) During the year, certain employees and the Company agreed to rescind earlier elections under the voluntary departure program.